Share Capital And Equity Compensation -Summary of Changes to Number of RS-Ps (Details) - Performance Share Units - shares shares in Thousands		9 Months Ended	12 Months Ended
	Jan. 04, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance		999	999	1,010
Number of shares granted	162	162	162	0
Number of shares converted			(417)
Number of shares cancelled				(11)
Number of shares outstanding balance			744	999